Acquisition (Details) - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed	Jun. 30, 2023 USD ($)
Smartconn Acquisition [Member]
Acquisition (Details) - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed [Line Items]
Total consideration for step acquisition	$ 12,640,062
Assets acquired and liabilities assumed:
Cash acquired	49,496
Property and equipment, net	305
Intangible assets, net	19,226,106
Current liabilities	(256,739)
Total net assets acquired	19,019,168
Previous held Equity Value	(7,962,586)
Equity Value with noncontrolling interest	(19,522,079)
Goodwill	21,105,559
Boxinrui Acquisition [Member]
Acquisition (Details) - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed [Line Items]
Total consideration for step acquisition	24,078,675
Assets acquired and liabilities assumed:
Cash acquired	10,258
Other current assets	1,034,968
Property and equipment, net	10,975
Intangible assets, net	17,984,093
Current liabilities	(211,718)
Total net assets acquired	18,828,576
Previous held Equity Value	(13,937,461)
Equity Value with noncontrolling interest	(4,424,591)
Goodwill	$ 23,612,151